Accumulated Other Comprehensive Income - Reclassification Adjustments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Beginning Balance	$ 47.2	$ 49.3	$ 54.4
Change in accumulated other comprehensive income before reclassifications	0.8	1.0	(1.3)
Amounts reclassified from accumulated other comprehensive income	(0.1)	0.0	0.2
Net current-period other comprehensive income	0.7	1.0	(1.1)
Ending Balance	46.5	47.2	49.3
Impact of adoption
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Beginning Balance	(0.2)
Ending Balance		(0.2)
Unrealized gains on securities
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Beginning Balance	2.7	1.7	2.3
Change in accumulated other comprehensive income before reclassifications	0.8	1.0	(1.2)
Amounts reclassified from accumulated other comprehensive income	(0.1)	0.0	0.2
Net current-period other comprehensive income	0.7	1.0	(1.0)
Ending Balance	3.4	2.7	1.7
Unrealized gains on securities | Impact of adoption
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Beginning Balance			0.4
OTTI
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Beginning Balance	0.0	0.0	0.1
Change in accumulated other comprehensive income before reclassifications	0.0	0.0	(0.1)
Amounts reclassified from accumulated other comprehensive income	0.0	0.0	0.0
Net current-period other comprehensive income	0.0	0.0	(0.1)
Ending Balance	0.0	0.0	0.0
OTTI | Impact of adoption
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Beginning Balance			0.0
Accumulated Other Comprehensive Income
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Beginning Balance	2.7	1.7	2.4
Ending Balance	$ 3.4	$ 2.7	$ 1.7